Finance income and costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Finance income
Finance income	£ 37	£ 49
Finance costs
Finance costs	(755)	(499)
Principal accretion on inflation-linked debt	240	80
Principal accretion on inflation-linked swaps	5	0
Before exceptional items and remeasurements
Finance income
Interest income from financing activities	14	2
Net interest on pensions and other post-retirement benefit obligations	41	2
Other interest income	14	43
Finance income	69	47
Finance costs
Interest expense on financial instruments	(878)	(556)
Unwinding of discount on provisions	(42)	(36)
Other interest	8	0
Less: interest capitalised	111	70
Finance costs	(801)	(522)
Net finance costs	(732)	(475)
Exceptional items and remeasurements
Finance income
Finance income	(32)	2
Finance costs
Finance costs	46	23
Net finance costs	£ 14	£ 25